Inventory	12 Months Ended
Dec. 31, 2011
Inventory [Abstract]
Inventory

10. Inventory

Following are the major classes of inventory at December 31,

	2010	2011
Engine and airframe parts	$119,440	$13,953
Work-in-process	1,645	—
	$121,085	$13,953

                The decrease in inventory in the year ended December 31, 2011 is mainly caused by the AeroTurbine Transaction.